Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
							Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for the First PEO (1) $	Summary Compensation Table Total for the Second PEO(2) $	Compensation Actually Paid to the First PEO (3)(4) $	Compensation Actually Paid to the Second PEO (3)(4) $	Average Summary Compensation Table Total for Non-PEO NEOs (5) $	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)(5) $	MRSN Total Shareholder Return $	Peer Group Total Shareholder Return (6) $	Net Loss (in millions) $
2024	1,613,754	N/A	29,170	N/A	1,451,735	920,602	24.96	118.20	(69.2)
2023	2,601,249	4,450,009	4,357,982	(353,115)	1,706,840	495,789	40.49	118.87	(171.7)
2022	N/A	2,846,107	N/A	2,407,467	1,223,572	1,079,403	102.27	113.65	(204.2)
2021	N/A	8,277,490	N/A	(6,779,152)	2,409,043	(1,407,347)	108.55	126.45	(170.1)
2020	N/A	2,537,911	N/A	16,408,361	2,005,448	6,137,850	464.40	126.42	(88.0)

(1)
Martin Huber, M.D., or the First PEO, was appointed our President and Chief Executive Officer on September 11, 2023 and was the PEO for 2024.

(2)
Anna Protopapas, or the Second PEO, served as our President and Chief Executive Officer until September 10, 2023 and was the PEO 2022, 2021 and 2020.

(3)
The following tables describe deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP. The Summary Compensation Table Amounts and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Certain amounts reflected for fiscal year 2023 have been revised in select instances in order to incorporate administrative updates.

	2024		2023			2022		2021		2020
	First PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,613,754	$1,451,735	$2,601,249	$4,450,009	$1,706,840	$2,846,107	$1,223,572	$8,277,490	$2,409,043	$2,537,911	$2,005,448
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(651,679)	$(797,723)	$(2,013,740)	$(3,776,707)	$(1,141,206)	$(1,798,507)	$(553,715)	$(7,425,154)	$(1,981,419)	$(1,656,411)	$(1,550,241)
Year-end fair value of unvested awards granted in the current year	$241,809	$296,000	$3,636,092	$510,197	$347,755	$1,441,729	$443,870	$1,538,348	$430,621	$7,965,820	$3,341,447
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,041,598)	$(138,616)	$—	$(643,200)	$(220,779)	$(196,374)	$(58,449)	$(6,105,508)	$(1,108,788)	$5,655,169	$1,717,834
Fair values at vest date for awards granted and vested in current year	$81,272	$99,487	$31,811	$229,104	$54,374	$226,105	$69,615	$567,422	$99,283	$822,260	$215,235
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(214,389)	$9,719	$102,570	$(281,491)	$(84,633)	$(111,593)	$(45,490)	$(3,631,751)	$(661,387)	$1,083,613	$408,127
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(841,027)	$(166,562)	$—	$—	$—	$(594,699)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(1,584,584)	$(531,133)	$1,756,733	$(4,803,124)	$(1,211,051)	$(438,640)	$(144,169)	$(15,056,642)	$(3,816,390)	$13,870,451	$4,132,402
Compensation Actually Paid (as calculated)	$29,170	$920,602	$4,357,982	$(353,115)	$495,789	$2,407,467	$1,079,403	$(6,779,152)	$(1,407,347)	$16,408,361	$6,137,850
(4)
Valuation assumptions used to calculate fair values as of vesting dates and fiscal year end did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table amounts, except that the volatility assumptions used to calculate fair values at date of vesting and fiscal year end are based solely on available volatility data for our common stock. Due to a lack of historical volatility data for our common stock, the expected volatility utilized for the purposes of calculating the grant date fair value was determined based on a blended rate of the historical volatility of our common stock combined with the historical volatility of comparable publicly traded companies. The other assumptions used in the valuation of equity awards are set forth in Note 10 to our financial statements included in our 2024 Annual Report. Compensation Actually Paid for 2020, 2021, 2022 and 2023 as reflected in our proxy statement for our 2024 annual meeting of stockholders has been adjusted to incorporate updated volatility assumptions.

(5)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:

•
2024: Mohan Bala, Ph.D., Alejandra Carvajal, Brian DeSchuytner, and Timothy B. Lowinger, Ph.D.

•
2023: Mohan Bala, Ph.D., Alejandra Carvajal, Brian DeSchuytner, Timothy B. Lowinger, Ph.D. and Arvin Yang, M.D., Ph.D.

•
2022: Alejandra Carvajal, Brian DeSchuytner, Timothy B. Lowinger, Ph.D. and Arvin Yang, M.D., Ph.D.

•
2021: Alejandra Carvajal, Brian DeSchuytner, Michael Kaufman, Ph.D., Timothy B. Lowinger, Ph.D. and Tushar Misra, Ph.D.

•
2020: Brian DeSchuytner, Michael Kaufman, Ph.D., Timothy B. Lowinger, Ph.D. and Arvin Yang, M.D., Ph.D.

(6)
The Peer Group Total Shareholder Return set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote	• 2024: Mohan Bala, Ph.D., Alejandra Carvajal, Brian DeSchuytner, and Timothy B. Lowinger, Ph.D.	• 2023: Mohan Bala, Ph.D., Alejandra Carvajal, Brian DeSchuytner, Timothy B. Lowinger, Ph.D. and Arvin Yang, M.D.	• 2022: Alejandra Carvajal, Brian DeSchuytner, Timothy B. Lowinger, Ph.D. and Arvin Yang, M.D.	• 2021: Alejandra Carvajal, Brian DeSchuytner, Michael Kaufman, Ph.D., Timothy B. Lowinger, Ph.D. and Tushar Misra, Ph.	• 2020: Brian DeSchuytner, Michael Kaufman, Ph.D., Timothy B. Lowinger, Ph.D. and Arvin Yang, M.D.
Peer Group Issuers, Footnote
(6)
The Peer Group Total Shareholder Return set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
The following tables describe deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP. The Summary Compensation Table Amounts and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Certain amounts reflected for fiscal year 2023 have been revised in select instances in order to incorporate administrative updates.

	2024		2023			2022		2021		2020
	First PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,613,754	$1,451,735	$2,601,249	$4,450,009	$1,706,840	$2,846,107	$1,223,572	$8,277,490	$2,409,043	$2,537,911	$2,005,448
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(651,679)	$(797,723)	$(2,013,740)	$(3,776,707)	$(1,141,206)	$(1,798,507)	$(553,715)	$(7,425,154)	$(1,981,419)	$(1,656,411)	$(1,550,241)
Year-end fair value of unvested awards granted in the current year	$241,809	$296,000	$3,636,092	$510,197	$347,755	$1,441,729	$443,870	$1,538,348	$430,621	$7,965,820	$3,341,447
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,041,598)	$(138,616)	$—	$(643,200)	$(220,779)	$(196,374)	$(58,449)	$(6,105,508)	$(1,108,788)	$5,655,169	$1,717,834
Fair values at vest date for awards granted and vested in current year	$81,272	$99,487	$31,811	$229,104	$54,374	$226,105	$69,615	$567,422	$99,283	$822,260	$215,235
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(214,389)	$9,719	$102,570	$(281,491)	$(84,633)	$(111,593)	$(45,490)	$(3,631,751)	$(661,387)	$1,083,613	$408,127
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(841,027)	$(166,562)	$—	$—	$—	$(594,699)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(1,584,584)	$(531,133)	$1,756,733	$(4,803,124)	$(1,211,051)	$(438,640)	$(144,169)	$(15,056,642)	$(3,816,390)	$13,870,451	$4,132,402
Compensation Actually Paid (as calculated)	$29,170	$920,602	$4,357,982	$(353,115)	$495,789	$2,407,467	$1,079,403	$(6,779,152)	$(1,407,347)	$16,408,361	$6,137,850

Non-PEO NEO Average Total Compensation Amount	$ 1,451,735	$ 1,706,840	$ 1,223,572	$ 2,409,043	$ 2,005,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 920,602	495,789	1,079,403	(1,407,347)	6,137,850
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following tables describe deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP. The Summary Compensation Table Amounts and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Certain amounts reflected for fiscal year 2023 have been revised in select instances in order to incorporate administrative updates.

	2024		2023			2022		2021		2020
	First PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,613,754	$1,451,735	$2,601,249	$4,450,009	$1,706,840	$2,846,107	$1,223,572	$8,277,490	$2,409,043	$2,537,911	$2,005,448
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(651,679)	$(797,723)	$(2,013,740)	$(3,776,707)	$(1,141,206)	$(1,798,507)	$(553,715)	$(7,425,154)	$(1,981,419)	$(1,656,411)	$(1,550,241)
Year-end fair value of unvested awards granted in the current year	$241,809	$296,000	$3,636,092	$510,197	$347,755	$1,441,729	$443,870	$1,538,348	$430,621	$7,965,820	$3,341,447
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,041,598)	$(138,616)	$—	$(643,200)	$(220,779)	$(196,374)	$(58,449)	$(6,105,508)	$(1,108,788)	$5,655,169	$1,717,834
Fair values at vest date for awards granted and vested in current year	$81,272	$99,487	$31,811	$229,104	$54,374	$226,105	$69,615	$567,422	$99,283	$822,260	$215,235
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(214,389)	$9,719	$102,570	$(281,491)	$(84,633)	$(111,593)	$(45,490)	$(3,631,751)	$(661,387)	$1,083,613	$408,127
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(841,027)	$(166,562)	$—	$—	$—	$(594,699)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(1,584,584)	$(531,133)	$1,756,733	$(4,803,124)	$(1,211,051)	$(438,640)	$(144,169)	$(15,056,642)	$(3,816,390)	$13,870,451	$4,132,402
Compensation Actually Paid (as calculated)	$29,170	$920,602	$4,357,982	$(353,115)	$495,789	$2,407,467	$1,079,403	$(6,779,152)	$(1,407,347)	$16,408,361	$6,137,850

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 24.96	40.49	102.27	108.55	464.4
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (69,200,000)	(171,700,000)	(204,200,000)	(170,100,000)	(88,000,000)
PEO Name	Martin Huber, M.D.
Martin Huber, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,613,754	2,601,249
PEO Actually Paid Compensation Amount	29,170	4,357,982
Anna Protopapas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,450,009	2,846,107	8,277,490	2,537,911
PEO Actually Paid Compensation Amount		(353,115)	2,407,467	(6,779,152)	16,408,361
PEO | Martin Huber, M.D. [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Martin Huber, M.D. [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Martin Huber, M.D. [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Martin Huber, M.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(651,679)	(2,013,740)
PEO | Martin Huber, M.D. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,584,584)	1,756,733
PEO | Martin Huber, M.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	241,809	3,636,092
PEO | Martin Huber, M.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,041,598)
PEO | Martin Huber, M.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,272	31,811
PEO | Martin Huber, M.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,389)	102,570
PEO | Martin Huber, M.D. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Martin Huber, M.D. [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Martin Huber, M.D. [Member] | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anna Protopapas [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anna Protopapas [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anna Protopapas [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anna Protopapas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,776,707)	(1,798,507)	(7,425,154)	(1,656,411)
PEO | Anna Protopapas [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,803,124)	(438,640)	(15,056,642)	13,870,451
PEO | Anna Protopapas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		510,197	1,441,729	1,538,348	7,965,820
PEO | Anna Protopapas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(643,200)	(196,374)	(6,105,508)	5,655,169
PEO | Anna Protopapas [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		229,104	226,105	567,422	822,260
PEO | Anna Protopapas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(281,491)	(111,593)	(3,631,751)	1,083,613
PEO | Anna Protopapas [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anna Protopapas [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anna Protopapas [Member] | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(841,027)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(797,723)	(1,141,206)	(553,715)	(1,981,419)	(1,550,241)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(531,133)	(1,211,051)	(144,169)	(3,816,390)	4,132,402
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,000	347,755	443,870	430,621	3,341,447
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,616)	(220,779)	(58,449)	(1,108,788)	1,717,834
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,487	54,374	69,615	99,283	215,235
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,719	(84,633)	(45,490)	(661,387)	408,127
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (166,562)		$ (594,699)